Related Parties - Summary of Related Parties of Officers Fund (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Other Assets	[1]	$ 0	$ 47
Officers Fund [Member]
Disclosure of transactions between related parties [line items]
Other Assets		0	47
Personnel current liabilities		1,852	1,271
Personnel non current liabilities		$ 3,029	$ 1,527

[1]	The balance of US$ nil as of December 31, 2021 and US$ 47 as of December 31, 2020 represents the amount receivable from the Officer’s Fund related to reimbursable costs incurred by the Group. For more details, see note 30(b).